Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Employee Compensation Costs	$ 469,210	$ 411,669
Tax Credits	10,686	10,870
Grants and loan forgiveness	0	6,234
License and telecommunication fees	9,789	6,848
Professional fees expense	7,496	5,911
Other expenses, by nature	18,882	13,246
Impairment loss recognised in profit or loss, property, plant and equipment	2,758	0
Depreciation, property, plant and equipment	2,807	2,568
Depreciation, right-of-use assets	3,729	2,867
Expenses, by nature	503,985	426,005
Cost of revenues	370,927	321,732
Selling, general and administrative expenses	126,522	98,838
Depreciation	6,536	5,435
Expense, by function	503,985	426,005
Selling, General And Administrative Expense
Disclosure of disaggregation of revenue from contracts with customers [line items]
Tax Credits	$ 189	239
Grants and loan forgiveness		1,324
PPP And Cares Act Covid-19 Loans
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and loan forgiveness		$ (5,868)